Note 14 - Stock-based Compensation - Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Outstanding Options, beginning (in shares) | shares	207,837,900
Outstanding Options, weighted average exercise price, beginning (in dollars per share) | $ / shares	$ 0.0692
Granted (in shares) | shares	10,472,500
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0468
Exercised (in shares) | shares	(687,350)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0428
Forfeited or expired (in shares) | shares	(32,122,500)
Forfeited or expired, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0496
Outstanding Options, ending (in shares) | shares	185,500,550
Outstanding Options, weighted average exercise price, ending (in dollars per share) | $ / shares	$ 0.0714
Outstanding Options, weighted average remaining contractual life (Year)	4 years 76 days
Outstanding Options, aggregate intrinsic value | $	$ 115,000
Vested and Expected to Vest Options (in shares) | shares	182,352,232
Vested and Expected to Vest Options, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0719
Vested and Expected to Vest Options, weighted average remaining contractual life (Year)	4 years 58 days
Vested and Expected to Vest Options, aggregate intrinsic value | $	$ 110,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares	136,984,100
Exercisable Options, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0814
Exercisable Options, weighted average remaining contractual life (Year)	3 years 189 days
Exercisable Options, aggregate intrinsic value | $	$ 52,000